UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               12/31/2008

Check here if Amendment [_]; Amendment Number:________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Leucadia National Corporation
Address:        315 Park Avenue South, 20th Floor
                New York, NY 10010

Form 13F File Number:   028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joseph A. Orlando
Title:          Vice President and Chief Financial Officer
Phone:          212-460-1900

Signature, Place, and Date of Signing:

   /s/  Joseph A. Orlando          New York, NY          February 13, 2009
------------------------------     ------------          -----------------
          [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           7
Form 13F Information Table Value Total:                    $978,177


List of Other Included Managers:
No.           Form 13F File Number      Name


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

                                                      FORM 13F INFORMATION TABLE

       Col. 1                   Col. 2         Col. 3    Col. 4             Col. 5         Col. 6      Col. 7           Col. 8
       ------                   ------         ------    ------             ------         ------      ------           ------
                                Title of                 Value     Shrs or    Sh/  Put/   Investment    Other     Voting Authority
   Name of Issuer                Class         Cusip    (x$1000)   Prn Amt    Prn  Call   Discretion   Managers   Sole  Shared  None
   --------------               --------       -----    --------   -------    ---  ----   ----------   --------   ----  ------  ----

AMERICREDIT CORP                COM        03060R 10 1   249,946    32,715,440   SH        SOLE                   32,715,440

CAPITAL SOUTHWEST CORP          COM        140501 10 7     2,139        19,776   SH        SOLE                       19,776

CRESUD S A C I F Y A            SPONSORED  226406 10 6    30,109     3,364,174   SH        SOLE                    3,364,174
                                 ADR

GEORESOURCES INC                COM        372476 10 1       957       110,100   SH        SOLE                      110,100

INTERNATIONAL ASSETS HLDG CO    COM        459028 10 6    11,883     1,384,985   SH        SOLE                    1,384,985

JEFFERIES GROUP INC NEW         COM        472319 10 2   683,111    48,585,385   SH        SOLE                   48,585,385

KEWAUNEE SCIENTIFIC CORP        COM        492854 10 4        32         3,515   SH        SOLE                        3,515

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